UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     May 15, 2007
     Todd B. Hammer      Boston, Massachusetts     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $787,651 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    42822   977900 SH       SOLE                   977900
ALLEGHENY ENERGY INC           COM              017361106    37862   770500 SH       SOLE                   770500
AMERIPRISE FINL INC            COM              03076C106    51426   900000 SH       SOLE                   900000
BEARINGPOINT INC               COM              074002106    59568  7776500 SH       SOLE                  7776500
BRISTOW GROUP INC              COM              110394103    60744  1666500 SH       SOLE                  1666500
ENDEAVOR ACQUISITION CORP      *W EXP 12/14/200 292577111     1526   342900 SH       SOLE                   342900
ESTERLINE TECHNOLOGIES CORP    COM              297425100    42043  1023700 SH       SOLE                  1023700
GENTEK INC                     COM NEW          37245X203    16366   480500 SH       SOLE                   480500
HOMEBANC CORP GA               COM              43738R109    17516  5018779 SH       SOLE                  5018779
MASTEC INC                     COM              576323109    24251  2202600 SH       SOLE                  2202600
MCDERMOTT INTL INC             COM              580037109    60657  1238400 SH       SOLE                  1238400
MIRANT CORP NEW                COM              60467R100    28929   715000 SH       SOLE                   715000
NEXCEN BRANDS INC              COM              653351106    24304  2450000 SH       SOLE                  2450000
NOVELIS INC                    COM              67000X106     4490   101800 SH       SOLE                   101800
PREMIER EXIBITIONS INC         COM              74051E102     6027   508600 SH       SOLE                   508600
PW EAGLE INC                   COM              69366Y108     2095    63400 SH       SOLE                    63400
QUADRAMED CORP                 COM              74730W101     9920  3263273 SH       SOLE                  3263273
QUALCOMM INC                   COM              747525103    39461   925000 SH       SOLE                   925000
RELIANT ENERGY INC             COM              75952B105    62846  3092800 SH       SOLE                  3092800
SILICON GRAPHICS INC           COM NEW          827056300    16484   546900 SH       SOLE                   546900
SLM CORP                       COM              78442P106    58135  1421400 SH       SOLE                  1421400
SPARK NETWORKS PLC             SPONSORED ADR    846513208     2857   451400 SH       SOLE                   451400
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     5128   663400 SH       SOLE                   663400
TAL INTL GROUP INC             COM              874083108    38542  1605900 SH       SOLE                  1605900
THERMA-WAVE INC                COM              88343A108     5591  3606900 SH       SOLE                  3606900
UNITED RETAIL GROUP INC        COM              911380103      522    43423 SH       SOLE                    43423
USA MOBILITY INC               COM              90341G103    14283   716638 SH       SOLE                   716638
VALASSIS COMMUNICATIONS INC    COM              918866104    24020  1397300 SH       SOLE                  1397300
WELLPOINT INC                  COM              94973V107    17461   215300 SH       SOLE                   215300
WINTHROP RLTY TR               SH BEN INT       976391102    11616  1757315 SH       SOLE                  1757315
WIRELESS FACILITIES INC        COM              97653A103      159   122500 SH       SOLE                   122500